Summary of Significant Accounting Policies (Details) - Schedule of Major Assumptions Used in the Binomial Model - $ / shares				6 Months Ended		12 Months Ended
	Jan. 01, 2022	Aug. 10, 2020	May 07, 2020	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earn-out liability from SPAC transaction [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate			0.14%		2.49%	4.73%	0.38%	0.10%
Share price (in Dollars per share)			$ 8.92		$ 3.27	$ 1.97	$ 5.68	$ 8.66
Probability								10.00%
Earn-out liability from BeeLive acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate				5.47%		4.73%	0.38%
Share price (in Dollars per share)		$ 6.2		$ 2.74	$ 3.27	$ 1.97	$ 5.68	$ 8.66
Earn-out liability from Weiliantong acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate						4.73%
Share price (in Dollars per share)	$ 5.13					$ 1.97
Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate			0.23%			4.70%	0.75%	0.18%
Share price (in Dollars per share)			$ 8.92			$ 1.97	$ 5.68	$ 8.66
Volatility			37.00%			68.00%	53.00%	38.00%
Minimum [Member] | Earn-out liability from SPAC transaction [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability			20.00%		20.00%	20.00%	20.00%
Minimum [Member] | Earn-out liability from BeeLive acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		0.12%			2.52%			0.11%
Probability		20.00%		20.00%	20.00%	20.00%	20.00%	20.00%
Minimum [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.39%
Probability	20.00%					20.00%
Minimum [Member] | Warrant Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate				5.45%		4.70%	0.75%
Share price (in Dollars per share)				$ 2.74		$ 1.97	$ 5.68
Volatility				59.00%		68.00%	53.00%
Maximum [Member] | Earn-out liability from SPAC transaction [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Probability			50.00%		50.00%	50.00%	50.00%
Maximum [Member] | Earn-out liability from BeeLive acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate		0.14%			2.86%			0.13%
Probability		50.00%		50.00%	50.00%	50.00%	50.00%	50.00%
Maximum [Member] | Earn-out liability from Weiliantong acquisition [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.73%
Probability	50.00%					50.00%